Supplementary Oil and Gas Information - (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Net Proved Oil and Natural Gas Reserves

YEAR ENDED DECEMBER 31, 2022 CONSTANT PRICES AND COSTS
	Light and Medium Oil (mmbbl)	Heavy Oil and Bitumen (mmbbl)	Natural Gas (bcf)	Coal bed methane (bcf)	Natural Gas Liquids (mmbbl)	Barrels of Oil Equivalent (mmboe)
Net Proved Developed and
Proved Undeveloped Reserves (1)
December 31, 2021	52	10	220	-	9	108
Extensions & Discoveries	5	1	39	-	1	13
Improved Recovery & Infill Drilling	2	-	5	1	-	3
Technical Revisions	(4)	-	31	-	1	2
Acquisitions	-	-	-	-	-	-
Dispositions	-	-	-	-	-	-
Production	(4)	(2)	(23)	-	(1)	(11)
Change for the year	(2)	(1)	52	1	1	7
December 31, 2022	50	9	272	1	10	115
Developed	28	7	173	1	6	71
Undeveloped	22	2	99	-	4	44
Total (2)	50	9	272	1	10	115

(1)	Columns may not add due to rounding.
(2)	Obsidian Energy does not file any estimates of total net proved oil or natural gas reserves with any U.S. federal authority or agency other than the SEC.

YEAR ENDED DECEMBER 31, 2021 CONSTANT PRICES AND COSTS
	Light and Medium Oil (mmbbl)	Heavy Oil and Bitumen (mmbbl)	Natural Gas (bcf)	Natural Gas Liquids (mmbbl)	Barrels of Oil Equivalent (mmboe)
Net Proved Developed and
Proved Undeveloped Reserves (1)
December 31, 2020	40	2	140	6	70
Extensions & Discoveries	-	-	-	-	1
Improved Recovery & Infill Drilling	2	1	26	1	8
Technical Revisions	14	7	71	2	35
Acquisitions	-	2	2	0	2
Dispositions	-	-	-	-	-
Production	(4)	(1)	(20)	(1)	(9)
Change for the year	13	9	81	3	37
December 31, 2021	52	10	220	9	108
Developed	32	7	147	5	69
Undeveloped	21	3	73	3	39
Total (2)	52	10	220	9	108

(1)	Columns may not add due to rounding.
(2)	Obsidian Energy does not file any estimates of total net proved oil or natural gas reserves with any U.S. federal authority or agency other than the SEC.

Capitalized Costs
CAPITALIZED COSTS

As at December 31, ($CAD millions)	2022	2021
Proved oil and gas properties	$10,931.7	$10,528.7
Unproved oil and gas properties	-	-
Total capitalized costs	10,931.7	10,528.7
Accumulated depletion and depreciation	(9,079.4)	(9,194.6)
Net capitalized costs	$1,852.3	$1,334.1

Costs Incurred
COSTS INCURRED

For the years ended December 31, ($CAD millions)	2022	2021
Property acquisition (disposition) costs (1)
Proved oil and gas properties – acquisitions	$4.6	$33.8
Proved oil and gas properties – dispositions	-	-
Unproved oil and gas properties	-	-
Exploration costs (2)	-	0.4
Development costs (3)	313.9	139.8
Change in decommissioning liability estimate	83.6	62.3
Capital expenditures	$402.1	$236.3

(1)	Acquisitions are net of disposition of properties.
(2)	Cost of geological and geophysical capital expenditures and costs on exploratory plays.
(3)	Includes equipping and facilities capital expenditures.

Standardized Measure of Discounted Future Net Cash Flows
STANDARD MEASURE OF DISCOUNTED FUTURE NET CASH FLOWS

For the years ended December 31, ($CAD millions)	2022	2021
Future cash inflows	$10,679	$6,105
Future production costs	(4,150)	(2,486)
Future development/ abandonment costs	(1,379)	(813)
Undiscounted pre-tax cash flows	5,149	2,806
Deferred income taxes	(577)	(72)
Future net cash flows	4,573	2,734
Less 10% annual discount factor	(1,819)	(1,304)
Standardized measure of discounted future net cash flows	$2,754	$1,430

Standardized Measure of Discounted Future Net Cash Flow Changes
STANDARD MEASURE OF DISCOUNTED FUTURE NET CASH FLOW

For the years ended December 31, ($CAD millions)	2022	2021
Standardized measure of discounted future net cash flows at beginning of year	$1,430	$411
Oil and gas sales during period net of production costs and royalties (1)	(564)	(294)
Changes due to prices and royalties (2)	1,296	975
Actual development costs during the period (3)	314	141
Changes in future development costs (4)	(81)	(412)
Changes resulting from extensions, infills and improved recovery (5)	601	40
Changes resulting from discoveries (5)	-	-
Changes resulting from acquisitions of reserves (5)	-	70
Changes resulting from dispositions of reserves (5)	-	-
Accretion of discount (6)	122	41
Net change in income tax (7)	(200)	7
Changes resulting from other changes and technical reserves revisions plus effects on timing (5)	(185)	451
All other changes (8)	20	-
Standardized measure of discounted future net cash flows at end of year	$2,754	$1,430

(1)	Company actual before income taxes, excluding general and administrative expenses.
(2)	The impact of changes in prices and other economic factors on future net revenue.
(3)	Actual capital expenditures relating to the exploration, development and production of oil and gas reserves.
(4)	The change in forecast development costs.
(5)	End of period net present value of the related reserves.
(6)	Estimated as 10 percent of the beginning of period net present value and the period forecast before tax cashflow net present value.
(7)	The difference between forecast income taxes at beginning of period and the actual taxes for the period plus forecast income taxes at the end of period.
(8)	Includes changes due to revised production profiles, development timing, operating costs, royalty rates and actual prices received versus forecast, etc.